Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation
Schedule of RSU and PSU Activity

			Weighted-Average	Weighted-Average
	Number of		Fair Value Per	Aggregate Fair
	Shares	Grant Date	Share	Value
Balance at January 1, 2023	—		$—
Granted	763,480	Various	28.34	$21.6	million
Vested	—		—
Forfeited	—		—
Balance at December 31, 2023	763,480		28.34